Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Inst | Fidelity Conservative Income Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmt_SupplementTextBlock	Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
Institutional Class
February 28, 2015
Prospectus

The following information replaces similar information under the heading "Fee Table found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursementA	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.25%. This arrangement will remain in effect through February 28, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 26
3 years	$ 90
5 years	$ 174
10 years	$ 421